Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2013

Collection Period Start	1-Sep-13	Distribution Date	15-Oct-13
Collection Period End	30-Sep-13	30/360 Days	30
Beg. of Interest Period	16-Sep-13	Actual/360 Days	29
End of Interest Period	15-Oct-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	463,794,914.01	416,921,420.25	0.3567413
Total Securities		1,168,693,999.35	463,794,914.01	416,921,420.25	0.3567413
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.379200%	378,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	180,100,914.66	133,227,420.90	0.3795653
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	46,873,493.76	138,077.37	133.5427173	0.3933828
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	46,873,493.76	215,994.04

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,137,920.59
Monthly Interest				2,425,957.68
Total Monthly Payments				8,563,878.27

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				321,876.55
Aggregate Sales Proceeds Advance				22,423,882.61
Total Advances				22,745,759.16

Vehicle Disposition Proceeds:
Reallocation Payments				26,109,683.19
Repurchase Payments				1,550,551.51
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,513,046.80
Excess Wear and Tear and Excess Mileage				251,045.07
Remaining Payoffs				0.00
Net Insurance Proceeds				270,443.42
Residual Value Surplus				935,743.67
Total Collections				70,940,151.09

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	19,147,968.59			1,264
Involuntary Repossession	150,032.00			10
Voluntary Repossession	65,797.00			4
Full Termination	6,726,666.56			432
Bankruptcy	19,219.04			1
Insurance Payoff		265,942.09		14
Customer Payoff			361,244.96	19
Grounding Dealer Payoff			6,263,590.05	319
Dealer Purchase			2,723,108.79	132
Total	26,109,683.19	265,942.09	9,347,943.80	2,195

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	26,973	540,059,588.59	7.00000%	463,794,914.01
Total Depreciation Received		(7,029,409.63)		(6,249,891.82)
Principal Amount of Gross Losses	(36)	(684,822.17)		(601,707.76)
Repurchase / Reallocation	(101)	(1,795,643.38)		(1,550,551.51)
Early Terminations	(1,181)	(21,466,369.69)		(18,394,851.17)
Scheduled Terminations	(1,233)	(23,536,226.77)		(20,076,491.50)
Pool Balance - End of Period	24,422	485,547,116.95		416,921,420.25

Remaining Pool Balance
Lease Payment				63,530,352.31
Residual Value				353,391,067.94
Total				416,921,420.25

III. DISTRIBUTIONS

Total Collections					70,940,151.09
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					70,940,151.09

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					355,748.37
3. Reimbursement of Sales Proceeds Advance					17,248,148.23
4. Servicing Fee:
Servicing Fee Due					386,495.76
Servicing Fee Paid					386,495.76
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					17,990,392.36

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					138,077.37

Class A-3 Notes Monthly Interest Paid					138,077.37
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	215,994.04
Total Note and Certificate Monthly Interest Paid	215,994.04
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	52,733,764.69

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	46,873,493.76

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	46,873,493.76
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,860,270.93

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,860,270.93
Gross Reserve Account Balance		23,390,680.92
Remaining Available Collections Released to Seller		5,860,270.93
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.35
Monthly Prepayment Speed		70%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	564,513.50
Securitization Value of Defaulted Receivables and Casualty Receivables	601,707.76	36
Aggregate Defaulted and Casualty Gain (Loss)	(37,194.26)
Pool Balance at Beginning of Collection Period	463,794,914.01
Net Loss Ratio	-0.0080%

Cumulative Net Losses for all Periods	-0.0135%	(157,548.88)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,488,078.42	217
61-90 Days Delinquent	708,304.60	44
91-120+ Days Delinquent	261,908.53	17
Total Delinquent Receivables:	4,458,291.55	278
60+ Days Delinquencies as Percentage of Receivables	0.21%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	25,874,635.15	1,695
Securitization Value	26,678,337.47
Aggregate Residual Gain (Loss)	(803,702.32)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	225,201,584.46	14,006
Cumulative Securitization Value	225,824,027.19
Cumulative Residual Gain (Loss)	(622,442.73)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		23,286,466.57
Reimbursement of Outstanding Advance		17,248,148.23
Additional Advances for current period		22,423,882.61
Ending Balance of Residual Advance		28,462,200.95

Beginning Balance of Payment Advance		797,008.99
Reimbursement of Outstanding Payment Advance		355,748.37
Additional Payment Advances for current period		321,876.55
Ending Balance of Payment Advance		763,137.17

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of September 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No